CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (9,010)	$ (9,335)	$ (39,159)	$ (24,734)	$ (16,752)
Other comprehensive income (loss):
Net change in unrealized gain (losses) on marketable securities, net of tax	2		(41)
Other comprehensive income (loss)	2		(41)
Comprehensive loss	$ (9,008)	$ (9,335)	$ (39,200)	$ (24,734)	$ (16,752)